Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments

The future minimum rent payments, under non-cancelable leases, due in each of the next five years and thereafter as of December 31, 2013, were as follows:

	Operating Leases	Capital Leases	Non-Recourse Capital Leases
Year	(in millions)
2014	$264	$8	$26
2015	251	16	26
2016	243	6	26
2017	230	6	26
2018	223	6	26
Thereafter	2,075	106	272

Total minimum rent payments	$3,286	148	402

Less: amount representing interest		(75)	(147)

Present value of net minimum rent payments		$73	$255

Schedule of Rent Expense	Rent expense for all operating leases was as follows:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Minimum rentals	$271	$286	$264
Contingent rentals	148	161	175

	$419	$447	$439